Business Combinations (Tables)	12 Months Ended
Jun. 30, 2012
Acquired Assets
Purchase Price Allocation

The aggregate purchase price for these assets was approximately $6.6 million.

Current assets, less current liabilities	$115
Property and equipment	16,366
Intangible assets	1,664
Deferred taxes	(4,617)

Fair value of net assets acquired	$13,528

Dairyland
Purchase Price Allocation

The allocation of purchase price is preliminary and may change upon the final determination of the tax basis of the assets acquired.

Current assets, less current liabilities	$2,726
Property and equipment	27,333
Intangible assets	7,600
Deferred taxes	(6,711)

Subtotal	30,948
Goodwill	16,052

Total	$47,000

School Transportation Services Llc
Purchase Price Allocation

The aggregate purchase price of this acquisition was $4.5 million.

Current assets, less current liabilities	$75
Property and equipment	967
Intangible assets	1,221

Subtotal	2,263
Goodwill	2,237

Total	$4,500

Schumacher Bus Lines, S&K Transportation Inc, A&B Bus, Safe Start Transportation
Purchase Price Allocation

The aggregate purchase price of these acquisitions was $3.8 million.

Current assets, less current liabilities	$(2)
Property and equipment	2,543
Intangible assets	470
Deferred Taxes	(156)

Subtotal	2,855
Goodwill	949

Total	$3,804

Ocean State Acquisition
Purchase Price Allocation

The aggregate purchase price of this acquisition was $10.7 million.

Current assets, less current liabilities	$229
Property and equipment	6,860
Intangible assets	2,100
Deferred taxes	(2,539)

Subtotal	6,650
Goodwill	4,036

Total	$10,686

Ridge Road
Purchase Price Allocation

The aggregate purchase price of this acquisition was approximately $23.3 million.

Current assets, less current liabilities	$2,489
Property and equipment	15,955
Intangible assets	2,640
Deferred Taxes	(4,838)

Subtotal	16,246
Goodwill	7,031

Total	$23,277

Konner Acquisition
Purchase Price Allocation

The aggregate purchase price of this acquisition was $3.6 million.

Current assets, less current liabilities	$368
Property and equipment	2,554
Intangible assets	325
Deferred taxes	(338)

Subtotal	2,909
Goodwill	698

Total	$3,607

Leuschen Acquisition
Purchase Price Allocation

The aggregate purchase price of this acquisition was $19.6 million.

Current assets, less current liabilities	$(432)
Property and equipment	8,184
Intangible assets	5,892
Deferred taxes	(667)

Subtotal	12,977
Goodwill	6,638

Total	$19,615

2012 acquisitions
Amount of Revenue and Earnings included in Consolidated Statements of Operation

The amount of revenue and earnings associated with the 2012 acquisitions included in the consolidated statement of operations for the year ended June 30, 2012 are as follows:

	Dairyland	All others	Total
Revenue	$25,128	$6,134	$31,262
Earnings	2,212	6,945	9,157

Unaudited Pro Forma Financial Information Combines Consolidated Results of Operation

Pro forma adjustments only include the adjustment for amortization on acquired intangibles and the adjustment to record the tax impact on the pro forma financial information.

	Pro Forma Basis for Fiscal Years Ended June 30, (unaudited)
	2012	2011

Revenue	$396,618	$365,250
Earnings	1,568	2,577
Basic and diluted net income per common share	$0.02	$0.04

2011 acquisitions
Amount of Revenue and Earnings included in Consolidated Statements of Operation

The amount of revenue and earnings associated with the 2011 acquisitions included in the consolidated statement of operations for the year ended June 30, 2011 are as follows:

	Leuschen Bros.	Ridge Road	All others	Total
Revenue	$16,010	$9,009	$5,575	$30,594
Earnings	2,067	267	19	2,353

Unaudited Pro Forma Financial Information Combines Consolidated Results of Operation

Pro forma adjustments only include the adjustment for amortization on acquired intangibles and the adjustment to record the tax impact on the pro forma financial information.

Pro Forma Basis for Fiscal Year Ended June 30, 2011 (unaudited)

Revenue	$319,862
Earnings	1,537
Basic and diluted net income per common share	$0.03